Condensed Consolidated Statements of Members’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Member Interests	Additional Paid-in- Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2021	$ 67,508	$ 227,960	$ 9,275	$ 20	$ (169,747)
Balance (in Shares) at Dec. 31, 2021		3,555,553
Issuance of shares to:
BHES	30,000	$ 30,000
BHES (in Shares)		142,180
(Less equity issuance costs)	(533)	$ (533)
BHES (Bonus shares)	9,858	$ 3,756	6,102
BHES (Bonus shares) (in Shares)		17,799
BHES (In-kind shares)	2,764	$ 1,439	1,325
BHES (In-kind shares) (in Shares)		6,823
Vesting of profits interests	9,586		9,586
Comprehensive loss	(54,781)			(3)	(54,778)
Balance at Dec. 31, 2022	$ 64,402	$ 262,622	26,288	17	(224,525)
Balance (in Shares) at Dec. 31, 2022	3,722,355	3,722,355
Issuance of shares to:
Occidental Petroleum	$ 1,859	$ 1,859
Occidental Petroleum (in Shares)		5,824
Constellation	9,181	$ 9,181
Constellation (in Shares)		28,764
BHES (Bonus shares)	2,688		2,688
BHES (In-kind shares)	1,943	$ 1,325	618
BHES (In-kind shares) (in Shares)		6,281
Vesting of profits interests	1,747		1,747
Comprehensive loss	(17,067)				(17,067)
Balance at Mar. 31, 2023	64,753	$ 274,987	31,341	17	(241,592)
Balance (in Shares) at Mar. 31, 2023		3,763,224
Balance at Dec. 31, 2022	$ 64,402	$ 262,622	26,288	17	(224,525)
Balance (in Shares) at Dec. 31, 2022	3,722,355	3,722,355
Issuance of shares to:
Occidental Petroleum	$ 11,859	$ 11,859
Occidental Petroleum (in Shares)		37,152
Constellation	9,181	$ 9,181
Constellation (in Shares)		28,764
BHES (Bonus shares)	4,690		4,690
BHES (In-kind shares)	3,903	$ 3,269	634
BHES (In-kind shares) (in Shares)		15,491
Vesting of profits interests	2,864		2,864
Comprehensive loss	(34,176)				(34,176)
Balance at Jun. 07, 2023	$ 62,723	$ 286,931	$ 34,476	$ 17	$ (258,701)
Balance (in Shares) at Jun. 07, 2023		3,803,762